Cover	Oct. 11, 2023
Document Information [Line Items]
Entity Central Index Key	0001065059
Amendment Flag	false
Document Type	8-K
Document Period End Date	Oct. 11, 2023
Entity Registrant Name	Centrus Energy Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-14287
Entity Tax Identification Number	52-2107911
Entity Address, Address Line One	6901 Rockledge Drive
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20817
City Area Code	301
Local Phone Number	564-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.10 per share
Trading Symbol	LEU
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false